OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Stone Toro Market Neutral Fund

Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	Advisor Vote	Date Voted
SIGMA-ALDRICH CORPORATION	SIAL	826552101	5/5/2015	1A-J. ELECTION OF DIRECTORS	X		For	For All Nominees	4/9/2015
				2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015	X		For	For
				3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	X		For	For

HOSPIRA, INC.	HSP	441060100	5/6/2015	1A-J. ELECTION OF DIRECTORS	X		For	For All Nominees	4/9/2015
				2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	X		For	For
				3. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS AUDITORS FOR HOSPIRA FOR 2015.	X		For	For
				4. SHAREHOLDER PROPOSAL WRITTEN CONSENT.		X	Against	Against

ORBITZ WORLDWIDE, INC.	OWW	68557K109	5/27/2015
1. TO CONSIDER AND VOTE UPON A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF FEBRUARY 12, 2015, AS IT MAY BE AMENDED FROM TIME TO TIME, WHICH WE REFER TO AS THE "MERGER AGREEMENT," BY AND AMONG ORBITZ WORLDWIDE, INC., A DELAWARE CORPORATION, EXPEDIA, INC., A DELAWARE CORPORATION, WHICH WE ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)
					X		For	For	5/15/2015

2. TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE, BY A NONBINDING ADVISORY VOTE, THE COMPENSATION ARRANGEMENTS DISCLOSED IN THE ACCOMPANYING PROXY STATEMENT THAT MAY BE PAYABLE TO ORBITZ'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE COMPLETION OF THE MERGER.
					X		For	For

3. TO CONSIDER AND VOTE UPON A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE ANNUAL MEETING FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE IN THE VIEW OF THE ORBITZ BOARD OF DIRECTORS, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE ANNUAL MEETING TO ADOPT THE MERGER AGREEMENT
					X		For	For
				4. DIRECTOR 1) MARTIN BRAND 2) KEN ESTEROW 3) BARNEY HARFORD	X		For	For All Nominees
				5. TO CONSIDER AND VOTE UPON A PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITOR FOR THE YEAR ENDING DECEMBER 31, 2015.	X		For	For

INTEGRATED SILICON SOLUTION INC	ISSI	45812P-107	6/3/2015
1. To adopt the agrrement and plan of merger (as it may be amended from time to time, the "Merger Agreement"), dated March 12, 2015, by and between Uphill Inveastment Co. and Integrated Silicon Solution, INC., as joined by Indigo Acquisition SUB, INC.
					x		For	Against	5/15/2015

2. To approve any proposal to adjourn the special meetings to a later date or dates, if necessary or appropriate, to solicit additional proxies if there are insufficient votes to adopt the merger agrrement at the time of the special meeting.
					x		For	Abstain
				3. To approve, by non-binding advisory vote, compensation that will or may become payable by Integrated Silicon Solution INC. To its named executive officers in connection with the merger.	x		For	Abstain

LIFE TIME FITNESS, INC.	LTM	53217R207	6/4/2015
1. TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED MARCH 15, 2015, BY AND AMONG LTF HOLDINGS, INC., WHICH WE REFER TO AS PARENT, LTF MERGER SUB, INC., AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF PARENT, AND LIFE TIME FITNESS, INC., AS IT MAY BE AMENDED FROM TIME TO TIME, WHICH WE REFER TO AS THE MERGER AGREEMENT.
					x		For	For	5/15/2015

2. TO APPROVE ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING TO A LATER DATE OR DATES IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES TO APPROVE AND ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.
					x		For	For

3. TO APPROVE, BY NONBINDING, ADVISORY VOTE, COMPENSATION THAT WILL OR MAY BECOME PAYABLE BY LIFE TIME FITNESS, INC. TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER CONTEMPLATED BY THE MERGER AGREEMENT.
					x		For	For

LNB BANCORP, INC.	LNBB	502100100	6/16/2015
1. TO APPROVE AND ADOPT THE AGREEMENT AND PLAN OF MERGER DATED AS OF DECEMBER 15, 2014 BY AND BETWEEN NORTHWEST BANCSHARES, INC. AND LNB BANCORP, INC. AND THEREBY APPROVE THE TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER.
					x		For	For	5/15/2015

2. TO APPROVE, ON AN ADVISORY, NONBINDING BASIS, THE COMPENSATION PAYABLE TO NAMED EXECUTIVE OFFICERS OF LNB BANCORP, INC. IN CONNECTION WITH THE TRANSACTIONS CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER.
					x		For	For
				3. TO APPROVE ONE OR MORE ADJOURNMENTS OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES.	x		For	For

INFORMATICA CORP	INFA	4566Q-102	6/23/2015	ADOPTION OF THE MERGER AGREEMENT.	x		For	For	6/3/2015

TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.
					x		For	For
				TO APPROVE THE NON-BINDING, ADVISORY PROPOSAL TO APPROVE COMPENSATION THAT WILL OR MAY BECOME PAYABLE TO INFORMATICA'S NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.	x		For	For

ZEP INC	ZEP	98944B-108	6/25/2015
APPROVE AND ADOPT THE MERGER AGREEMENT, DATED APRIL 7, 2015 (THE "MERGER AGREEMENT"), BY AND AMONG ZEP INC., NM Z PARENT INC., AND NM Z MERGER SUB INC., AND THEREBY APPROVE THE TRANSACTIONS CONTEMPLATED BY THE MERGER AGREEMENT, INCLUDING THE MERGER OF NM Z MERGER SUB INC. WITH AND INTO ZEP INC. (THE "MERGER").
					x		For	For	6/3/2015
				ADVISORY (NON-BINDING) PROPOSAL TO APPROVE COMPENSATION THAT WILL OR MAY BECOME PAYABLE TO OUR NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.	x		For	For

ADJOURN THE SPECIAL MEETING FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE TO, AMONG OTHER HINGS, SOLICIT ADDITIONAL PROXIES IF THERE ARE INSUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE PROPOSAL TO APPROVE AND ADOPT THE MERGER AGREEMENT.
					x		For	For

Stone Toro Long Short Fund

Issuing Company	Ticker Symbol	CUSIP	Shareholder Meeting Date	Proposals	Issuer Proposal	Shareholder Proposal	Board Recommendation	Advisor Vote	Date Voted
CA Inc.	CA	12673P105	7/30/2014	1A. through 1J. Election of Directors	x		For	Not Voted
				2. ratify appointment of KPMG LLP as independent registered public accounting firm for fiscal year ending 03/31/2015	x		For	Not Voted
				3. approve compensation of name executive officers	x		For	Not Voted
XILINX Inc.	XLNX	983919101	8/13/2014	1.01 through 1.08 Election of Directors	x		for	not voted
				2. approve amendment to company's 1990 Employee Qualified Stock Purchase Plan to increase number of shares reserved for issuance by 2,000,000 shares	x		for	not voted
				3. approve amendment to company's 2007 equity incentive plan to increase number of shares reserved for issuance by 3,000,000 shares	x		for	not voted
				4. approve on an advisory basis the compensation of the company's named executive officers	x		for	not voted
				5. ratify the appointment of Ernst & Youngs as the company's external auditors for fiscal 2015	x		for	not voted

RESMED INC.	RMD	761152107	11/19/2014	1A. Election of Director: Michael Farrell	x		for	for	11/14/2014
				1B. Election of Director: Chris Roberts	x		for	for
				1C. Election of Director: Jack Wareham	x		for	for
				2. Ratify appointment of KPMG as independent regsitered public accounting firm for fiscal year ending 06/30/15	x		for	for
				3. Approve, on an advisory basis, the compensation paid to our named executive officers	x		for	for

CISCO SYSTEMS INC.	CSCO	17275R102	11/20/2014	1A. through 1J. Election on Directors	x		for	For all nominees	11/14/2014
				2. Approval of amendment and restatement of the employee stock purchase plan	x		for	for
				3. Approval, on advisory basis, of executive compensation	x		for	for
				4. Ratification of pricewaterhousecoopers as independent registered public accounting firm for fiscal year 2015	x		for	for
				5. Approval to recommend Cisco establish public policy committee of the board		x	against	against
				6. Approval to request the board to amend Cisco's governing documents to allow proxy access for specified categories of shareholders		x	against	against
				7. Approval to request Cisco to provide a semiannual report on political-related contributions and expenditures		x	against	against

GLAXO SMITH KLINE	GSK	37733W105	12/18/2014	1. To approve the proposed major transaction with Novartis AG	x		for	for	12/1/2014

EMERSON ELECTRIC CO.	EMR	291011104	2/3/2015	1. (1 through 5) Election of Directors	x		For	For all nominees	1/21/2015
				2. Approval, by nonbinding advisory vote, of Emerson Electric Co executive compensation.	x		For	For
				3. Approval of the Emerson Electric Co 2015 incentive shares plan.	x		For	For
				4. Reapproval of the performance measures under the Emerson Electric Co annual incentive plan.	x		For	For
				5. Ratification of KPMG LLP as independent registered public accounting firm.	x		For	For
				6. Approval of the stockholder proposal requesting issuance of a sustainability report as described in the proxy statement.		x	Against	Against
				7. Approval of the stockholder proposal requesting issuance of a political contributions report as described in the proxy statement.		x	Against	Against
				8. Approval of the stockholder proposal requesting issuance of a lobbying report as described in the proxy statement.		x	Against	Against

NOVARTIS AG	NVS	66987V109	2/27/2015	1. APPROVAL OF THE ANNUAL REPORT OF NOVARTIS AG, THE FINANCIAL STATEMENTS OF NOVARTIS AG AND THE GROUP CONSOLIDATED FINANCIAL STATEMENTS FOR THE 2014 FINANCIAL YEAR	x		For	For	2/9/2015
				2. DISCHARGE FROM LIABILITY OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE COMMITTEE	x		For	For
				3. APPROPRIATION OF AVAILABLE EARNINGS OF NOVARTIS AG AS PER BALANCE SHEET AND DECLARATION OF DIVIDEND	x		For	For
				4. REDUCTION OF SHARE CAPITAL	x		For	For
				5. REVISION OF THE ARTICLES OF INCORPORATION	x		For	For

6A. VOTES ON COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE COMMITTEE: BINDING VOTE ON TOTAL COMPENSATION FOR MEMBERS OF THE BOARD OF DIRECTORS FROM THE 2015 ANNUAL GENERAL MEETING TO THE 2016 ANNUAL GENERAL MEETING
					x		For	For

6B. VOTES ON COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE COMMITTEE: BINDING VOTE ON TOTAL COMPENSATION FOR MEMBERS OF THE EXECUTIVE COMMITTEE FOR THE NEXT FINANCIAL YEAR, I.E. 2016
					x		For	For
				6C. VOTES ON COMPENSATION FOR THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE COMMITTEE: ADVISORY VOTE ON THE 2014 COMPENSATION REPORT	x		For	For
				7A. RE-ELECTION OF JOERG REINHARDT, PH.D., AND RE-ELECTION AS CHAIRMAN OF THE BOARD OF DIRECTORS (IN A SINGLE VOTE)	x		For	For
				7B. RE-ELECTION OF DIMITRI AZAR, M.D.	x		For	For
				7C. RE-ELECTION OF VERENA A. BRINER, M.D.	x		For	For
				7D. RE-ELECTION OF SRIKANT DATAR, PH.D.	x		For	For
				7E. RE-ELECTION OF ANN FUDGE	x		For	For
				7F. RE-ELECTION OF PIERRE LANDOLT, PH.D.	x		For	For
				7G. RE-ELECTION OF ANDREAS VON PLANTA, PH.D.	x		For	For
				7H. RE-ELECTION OF CHARLES L. SAWYERS, M.D.	x		For	For
				7I. RE-ELECTION OF ENRICO VANNI, PH.D.	x		For	For
				7J. RE-ELECTION OF WILLIAM T. WINTERS	x		For	For
				7K. ELECTION OF NANCY C. ANDREWS, M.D., PH.D.	x		For	For
				8A. RE-ELECTION OF SRIKANT DATAR, PH.D., AS MEMBER OF THE COMPENSATION COMMITTEE	x		For	For
				8B. RE-ELECTION OF ANN FUDGE AS MEMBER OF THE COMPENSATION COMMITTEE	x		For	For
				8C. RE-ELECTION OF ENRICO VANNI, PH.D., AS MEMBER OF THE COMPENSATION COMMITTEE	x		For	For
				8D. ELECTION OF WILLIAM T. WINTERS AS MEMBER OF THE COMPENSATION COMMITTEE	x		For	For
				9. RE-ELECTION OF THE STATUTORY AUDITOR	x		For	For
				10. RE-ELECTION OF THE INDEPENDENT PROXY	x		For	For

11. P58679L INSTRUCTIONS IN CASE OF ALTERNATIVE MOTIONS UNDER THE AGENDA ITEMS PUBLISHED IN THE NOTICE OF ANNUAL GENERAL MEETING, AND/OR OF MOTIONS RELATING TO ADDITIONAL AGENDA ITEMS ACCORDING TO ARTICLE 700 PARAGRAPH 3 OF THE SWISS CODE OF OBLIGATIONS IF ALTERNATIVE MOTIONS UNDER THE AGENDA ITEMS PUBLISHED IN THE NOTICE OF ANNUAL GENERAL MEETING AND/OR MOTIONS RELATING TO ADDITIONAL AGENDA ITEMS ACCORDING TO ARTICLE 700 PARAGRAPH 3 OF THE SWISS CODE OF OBLIGATIONS ARE PROPOSED AT THE ANNUAL GENERAL ... (DUE TO SPACE LIMITS, SEE PROXY MATERIAL FOR FULL PROPOSAL)
						x	None	Abstain

LINN ENERGY, LLC	LINE	536020100	4/21/2015	1. DIRECTOR 1) MARK E. ELLIS 2) DAVID D. DUNLAP 3) STEPHEN J. HADDEN 4) MICHAEL C. LINN 5) JOSEPH P. MCCOY 6) JEFFREY C. SWOVELAND	x		For	For All Nominees	4/9/2015
				2. TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT PUBLIC ACCOUNTANT OF LINN FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	x		For	For

MAGELLAN MIDSTREAM PARTNERS,L.P.	MMP	559080106	4/23/2015	1. DIRECTOR 1) ROBERT G. CROYLE 2) STACY P. METHVIN 3) BARRY R. PEARL	x		For	For All Nominees	4/9/2015
				2. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	x		For	For
				3. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITOR	x		For	For

ASTRAZENECA PLC	AZN	46353108	4/24/2015	1. TO RECEIVE THE COMPANY'S ACCOUNTS AND THE REPORTS OF THE DIRECTORS AND AUDITOR FOR THE YEAR ENDED 31 DECEMBER 2014	x		For	For	4/9/2015
				2. TO CONFIRM DIVIDENDS	x		For	For
				3. TO REAPPOINT KPMG LLP, LONDON AS AUDITOR	x		For	For
				4. TO AUTHORISE THE DIRECTORS TO AGREE TO THE REMUNERATION OF THE AUDITOR	x		For	For
				5A. ELECTION OF DIRECTOR: LEIF JOHANSSON	x		For	For
				5B. ELECTION OF DIRECTOR: PASCAL SORIOT	x		For	For
				5C. ELECTION OF DIRECTOR: MARC DUNOYER	x		For	For
				5D. ELECTION OF DIRECTOR: CORI BARGMANN	x		For	For
				5E. ELECTION OF DIRECTOR: GENEVIEVE BERGER	x		For	For
				5F. ELECTION OF DIRECTOR: BRUCE BURLINGTON	x		For	For
				5G. ELECTION OF DIRECTOR: ANN CAIRNS	x		For	For
				5H. ELECTION OF DIRECTOR: GRAHAM CHIPCHASE	x		For	For
				5I. ELECTION OF DIRECTOR: JEANPHILIPPE COURTOIS	x		For	For
				5J. ELECTION OF DIRECTOR: RUDY MARKHAM	x		For	For
				5K. ELECTION OF DIRECTOR: SHRITI VADERA	x		For	For
				5L. ELECTION OF DIRECTOR: MARCUS WALLENBERG	x		For	For
				6. TO APPROVE THE ANNUAL REPORT ON REMUNERATION FOR THE YEAR ENDED 31 DECEMBER 2014	x		For	For
				7. TO AUTHORISE LIMITED EU POLITICAL DONATIONS	x		For	For
				8. TO AUTHORISE THE DIRECTORS TO ALLOT SHARES	x		For	For
				9. TO AUTHORISE THE DIRECTORS TO DISAPPLY PREEMPTION RIGHT	x		For	For
				10. TO AUTHORISE THE COMPANY TO PURCHASE ITS OWN SHARES	x		For	For
				11. TO REDUCE THE NOTICE PERIOD FOR GENERAL MEETINGS	x		For	For
				12. TO ADOPT NEW ARTICLES OF ASSOCIATION	x		For	For

WYNN RESORTS, LIMITED	WYNN	983134107	4/24/2015	1. DIRECTOR 1) JOHN J. HAGENBUCH 2) J. EDWARD VIRTUE	x		For	For All Nominees	4/9/2015
				2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	x		For	For
				3. TO APPROVE AN AMENDMENT TO THE COMPANY'S SECOND AMENDED AND RESTATED ARTICLES OF INCORPORATION TO PROVIDE THE COMPANY WITH ADDITIONAL FLEXIBILITY IN MAKING DISTRIBUTIONS TO ITS STOCKHOLDERS.	x		For	For
				4. TO VOTE ON A STOCKHOLDER PROPOSAL REGARDING A POLITICAL CONTRIBUTIONS REPORT, IF PROPERLY PRESENTED AT THE ANNUAL MEETING.		x	Against	Against

BAXTER INTERNATIONAL INC.	BAX	71813109	5/5/2015	1A. ELECTION OF DIRECTOR: UMA CHOWDHRY, PH.D.	x		For	For	4/9/2015
				1B. ELECTION OF DIRECTOR: JAMES R. GAVIN III, M.D., PH.D.	x		For	For
				1C. ELECTION OF DIRECTOR: PETER S. HELLMAN	x		For	For
				1D. ELECTION OF DIRECTOR: K.J. STORM	x		For	For
				2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	x		For	For
				3. APPROVAL OF NAMED EXECUTIVE OFFICER COMPENSATION	x		For	For
				4. APPROVAL OF 2015 INCENTIVE PLAN	x		For	For
				5. SHAREHOLDER PROPOSAL LIMIT ACCELERATED EXECUTIVE PAY		x	Against	Against
				6. SHAREHOLDER PROPOSAL INDEPENDENT BOARD CHAIRMAN		x	Against	Against

CALIFORNIA RESOURCES CORPORATION	CRC	13057Q107	5/7/2015	1. DIRECTOR 1) JUSTIN A. GANNON 2) AVEDICK B. POLADIAN 3) TIMOTHY J. SLOAN	x		For	For All Nominees	4/9/2015
				2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2015.	x		For	For
				3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	x		For	For
				4. ADVISORY VOTE ON THE FREQUENCY OF FUTURE STOCKHOLDER ADVISORY VOTES TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	x		1 Year	1 Year

TUPPERWARE BRANDS CORPORATION	TUP	899896104	5/8/2015	1A-K. ELECTION OF DIRECTORS	x		For	For All Nominees	4/9/2015
				2. ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION PROGRAM	x		For	For
				3. PROPOSAL TO APPROVE THE MATERIAL TERMS OF THE PERFORMANCE MEASURES UNDER THE TUPPERWARE BRANDS CORPORATION 2010 INCENTIVE PLAN	x		For	For
				4. PROPOSAL TO RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	x		For	For

CONOCOPHILLIPS	COP	20825C104	5/12/2015	1A-K. ELECTION OF DIRECTORS	x		For	For All Nominees	4/9/2015
				2. PROPOSAL TO RATIFY APPOINTMENT OF ERNST & YOUNG LLP AS CONOCOPHILLIPS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	x		For	For
				3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.	x		For	For
				4. REPORT ON LOBBYING EXPENDITURES.		x	Against	Against
				5. NO ACCELERATED VESTING UPON CHANGE IN CONTROL.		x	Against	Against
				6. POLICY ON USING RESERVES METRICS TO DETERMINE INCENTIVE COMPENSATION.		x	Against	Against
				7. PROXY ACCESS.		x	Against	Against

INTEL CORPORATION	INTC	458140100	5/21/2015	1A-K. ELECTION OF DIRECTORS	x		For	For All Nominees	4/9/2015
				2. RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015	x		For	For
				3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	x		For	For
				4. APPROVAL OF AMENDMENT AND EXTENSION OF THE 2006 EQUITY INCENTIVE PLAN	x		For	For
				5. APPROVAL OF EXTENSION OF THE 2006 STOCK PURCHASE PLAN	x		For	For
				6. STOCKHOLDER PROPOSAL ENTITLED "HOLY LAND PRINCIPLES"		x	Against	Against
				7. STOCKHOLDER PROPOSAL ON WHETHER THE CHAIRMAN OF THE BOARD SHOULD BE AN INDEPENDENT DIRECTOR		x	Against	Against
				8. STOCKHOLDER PROPOSAL ON WHETHER TO ADOPT AN ALTERNATIVE VOTE COUNTING STANDARD		x	Against	Against

GENTEX CORPORATION	GNTX	371901109	5/21/2015	1. DIRECTOR 1) FRED BAUER 2) GARY GOODE 3) PETE HOEKSTRA 4) JAMES HOLLARS 5) JOHN MULDER 6) MARK NEWTON 7) RICHARD SCHAUM 8) FREDERICK SOTOK 9) JAMES WALLACE	x		For	For All Nominees	4/14/2015
				2. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S AUDITORS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2015.	x		For	For
				3. TO APPROVE, ON AN ADVISORY BASIS, COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.	x		For	For
				4. TO APPROVE THE SECOND AMENDMENT TO THE COMPANY'S SECOND RESTRICTED STOCK PLAN.	x		For	For
				5. TO APPROVE THE AMENDMENT TO THE COMPANY'S 2013 EMPLOYEE STOCK PURCHASE PLAN.	x		For	For

MATTEL, INC.	MAT	577081102	5/21/2015	1A-J. ELECTION OF DIRECTORS	x		For	For All Nominees	5/15/2015
				2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION, AS DESCRIBED IN THE MATTEL, INC. PROXY STATEMENT.	x		For	For
				3. APPROVAL OF THE MATTEL, INC. AMENDED AND RESTATED 2010 EQUITY AND LONGTERM COMPENSATION PLAN.	x		For	For
				4. RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS MATTEL, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.	x		For	For
				5. STOCKHOLDER PROPOSAL REGARDING AN INDEPENDENT BOARD CHAIRMAN.		x	Against	Against

MERCK & CO., INC.	MRK	58933Y105	5/26/2015	1A-L. ELECTION OF DIRECTORS	x		For	For All Nominees	5/15/2015
				2. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.	x		For	For
				3. RATIFICATION OF THE APPOINTMENT OF THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2015.	x		For	For
				4. PROPOSAL TO AMEND AND RESTATE THE 2010 INCENTIVE STOCK PLAN.	x		For	For
				5. PROPOSAL TO AMEND AND RESTATE THE EXECUTIVE INCENTIVE PLAN.	x		For	For
				6. SHAREHOLDER PROPOSAL CONCERNING SHAREHOLDERS' RIGHT TO ACT BY WRITTEN CONSENT.		x	Against	Against
				7. SHAREHOLDER PROPOSAL CONCERNING ACCELERATED VESTING OF EQUITY AWARDS.		x	Against	Against

QUESTAR CORPORATION	STR	748356102	5/27/2015	1A-H. ELECTION OF DIRECTORS	x		For	For All Nominees	5/15/2015
				2. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	x		For	For
				3. REAPPROVE AND AMEND THE QUESTAR CORPORATION LONGTERM STOCK INCENTIVE PLAN.	x		For	For
				4. REAPPROVE THE QUESTAR CORPORATION ANNUAL MANAGEMENT INCENTIVE PLAN II.	x		For	For
				5. RATIFY THE SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR.	x		For	For

GARMIN LTD	GRMN	H2906T109	6/5/2015
1. APPROVAL OF GARMIN LTD.'S 2014 ANNUAL REPORT, INCLUDING THE CONSOLIDATED FINANCIAL STATEMENTS OF GARMIN LTD. FOR THE FISCAL YEAR ENDED DECEMBER 27, 2014 AND THE STATUTORY FINANCIAL STATEMENTS OF GARMIN LTD. FOR THE FISCAL YEAR ENDED DECEMBER 27, 2014.
					x		For	For	5/15/2015
				2. APPROVAL OF THE APPROPRIATION OF AVAILABLE EARNINGS.	x		For	For
				3. APPROVAL OF THE PAYMENT OF A CASH DIVIDEND IN THE AGGREGATE AMOUNT OF US $2.04 PER OUTSTANDING SHARE OUT OF THE COMPANY'S GENERAL RESERVE FROM CAPITAL CONTRIBUTION IN FOUR EQUAL INSTALLMENTS.	x		For	For
				4. DISCHARGE THE MEMBERS OF THE BOARD OF DIRECTORS AND THE EXECUTIVE MANAGEMENT FROM LIABILITY FOR THE FISCAL YEAR ENDED DECEMBER 27, 2014.	x		For	For
				5A-F. RE-ELECTION OF DIRECTORS	x		For	For All Nominees
				6. REELECTION OF MIN H. KAO AS EXECUTIVE CHAIRMAN OF THE BOARD OF DIRECTORS FOR A TERM EXTENDING UNTIL COMPLETION OF THE NEXT ANNUAL GENERAL MEETING.	x		For	For
				7A-D.RE-ELECTION OF COMPENSATION COMMITTEE MEMBERS	x		For	For All Nominees
				8. REELECTION OF THE LAW FIRM OF REISS+PREUSS LLP AS INDEPENDENT PROXY FOR A TERM EXTENDING UNTIL COMPLETION OF THE NEXT ANNUAL GENERAL MEETING.	x		For	For

9. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS GARMIN LTD.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2015 FISCAL YEAR AND REELECTION OF ERNST & YOUNG LTD. AS GARMIN LTD.'S STATUTORY AUDITOR FOR ANOTHER ONEYEAR TERM.
					x		For	For
				10. ADVISORY VOTE ON EXECUTIVE COMPENSATION.	x		For	For
				11. BINDING VOTE TO APPROVE THE FISCAL YEAR 2016 MAXIMUM AGGREGATE COMPENSATION FOR THE EXECUTIVE MANAGEMENT.	x		For	For
				12. BINDING VOTE TO APPROVE MAXIMUM AGGREGATE COMPENSATION FOR THE BOARD OF DIRECTORS FOR THE PERIOD BETWEEN THE 2015 ANNUAL GENERAL MEETING AND THE 2016 ANNUAL GENERAL MEETING.	x		For	For
				13. APPROVAL OF AMENDMENT TO THE GARMIN LTD. EMPLOYEE STOCK PURCHASE PLAN.	x		For	For

WALMART STORES, INC.	WMT	931142103	6/5/2015	1A-O. ELECTION OF DIRECTORS	x		For	For All Nominees	5/15/2015
				2. RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS	x		For	For
				3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	x		For	For
				4. APPROVAL OF THE WALMART STORES, INC. STOCK INCENTIVE PLAN OF 2015	x		For	For
				5. REQUEST FOR ANNUAL REPORT ON RECOUPMENT OF EXECUTIVE PAY		x	Against	Against
				6. PROXY ACCESS FOR SHAREHOLDERS		x	Against	Against
				7. REPORT ON GREENHOUSE GAS EMISSIONS FROM INTERNATIONAL MARINE SHIPPING		x	Against	Against
				8. REQUEST FOR ANNUAL REPORT REGARDING INCENTIVE COMPENSATION PLANS		x	Against	Against
				9. INDEPENDENT CHAIRMAN POLICY		x	Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.